UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  July 31, 2015

Date of reporting period:  July 31, 2015

Item 1. Reports to Stockholders.

ANNUAL REPORT
July 31, 2015

O’Shaughnessy All Cap Core Fund
Class A Shares – OFAAX
Class C Shares – OFACX
Class I Shares – OFAIX

O’Shaughnessy Enhanced Dividend Fund
Class I Shares – OFDIX

O’Shaughnessy Small/Mid Cap Growth Fund
Class I Shares – OFMIX

O’Shaughnessy Mutual Funds

All Cap Core Fund

For the fiscal year ended July 31, 2015, the O’Shaughnessy All Cap Core Fund (the “All Cap Core Fund”) underperformed its benchmarks, with Class A shares returning 2.49% (with the effect of sales charges), 8.19% (without the effect of sales charges), Class C shares returning 7.40%, and Class I shares returning 8.49%, while the Russell 3000® Index returned 11.28% and the S&P 500® Index returned 11.21% for the same period.

Several positions detracted from performance, including Viacom, Inc., LyondellBasell Industries NV, and Cameron International Corp.  Performance was boosted, however, by several overweights to stocks such as Home Depot, Inc. and Edwards Lifesciences Corp.  Not owning Chevron Corp., which was owned by the Russell 3000 benchmark and underperformed, also contributed to performance versus the benchmark.

Based on our key factors of high yield, attractive valuation, and high momentum, the All Cap Core Fund was hurt by an overweight allocation to Materials and an underweight allocation to Health Care.  Stock selection within Consumer Discretionary and Information Technology also detracted from returns.  The Fund benefited from an underweight allocation to, and stock selection within, the Energy sector.  An overweight allocation to Consumer Discretionary also contributed to performance.

Based on our historical research, the factors that we emphasize in the All Cap Core Fund should outperform over longer holding periods, but have shorter periods of time when they are less successful.  We believe the key to success with this type of strategy is patience, and we expect stocks with attractive yields, valuations and momentum to potentially outperform in the years to come.

Enhanced Dividend Fund

For the fiscal year ended July 31, 2015, the O’Shaughnessy Enhanced Dividend Fund (the “Enhanced Dividend Fund”) underperformed its benchmarks, with Class I shares returning -18.11%, while the MSCI All Country World Index returned 2.83% and the Russell 1000® Value Index returned 6.40% for the same period.

Dividend yield is the key stock selection factor in our Enhanced Dividend strategy and was the primary detractor of returns for the year.  A focus on high dividend yield lends to allocations outside of the U.S., and global stocks with the highest dividend yield underperformed the market for the year.  Selecting securities based on high yield also leads to a substantial overweight to the Energy sector, which was also a main detractor for the year.  In addition, an underweight allocation to Health Care, as well as security selection within Telecommunication Services and Consumer Discretionary, detracted from performance.  The strategy was underweight the U.S. dollar, which appreciated during the first half of the period and held back performance.  On the positive side, security selection within the Consumer Staples and Industrials sectors aided performance for the year.

The Enhanced Dividend Fund benefited from allocations to China Mobile Ltd., Vodafone Group PLC, and Swiss Re AG, all of which did well for the year.  The main detractors from return were holdings in Mobile TeleSystems PJSC, Canadian Oil Sands Limited, and Ecopetrol S.A., all of which underperformed.

Based on our historical research back to 1926, large cap, market-leading stocks with high dividend yields have been very strong performers relative to the overall market in the long run.  We believe the key to success with this type of strategy is patience, and we expect stocks with attractive yields to potentially outperform in the years to come.

Small/Mid Cap Growth Fund

For the fiscal year ended July 31, 2015, the O’Shaughnessy Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”) underperformed its benchmark, with Class I shares returning 8.54%, while the Russell 2500™ Growth Index returned 18.59% for the same period.

Our key factors of reasonable valuation, strong earnings growth and strong momentum, led to an underweight allocation to Health Care and a slight overweight to Energy.  These allocations, as well as security selection within the two sectors, were the main detractors from return for the fiscal year.  Within the Energy sector, Targa Resources Corp. and RPC, Inc. were the main detractors from return.  Security selection within Information Technology and Consumer Staples aided returns slightly.  Skyworks Solutions, Inc., within the Information Technology sector, was the strongest contributor to returns.

Based on our historical research, the factors that we emphasize in the Small/Mid Cap Growth Fund should outperform over longer holding periods, but have shorter periods of time when they lead to underperformance

O’Shaughnessy Mutual Funds

versus the benchmark.  We believe the key to success with this type of strategy is patience, and we expect stocks with attractive valuations and strong earnings and price momentum to potentially outperform in the years to come.

Outlook

U.S. equity markets continued to remain richly valued.  A substantial strengthening in the U.S. dollar from July 2014 to March 2015 could begin to negatively impact U.S. earnings in the coming quarters.  Also, knock on effects from the swoon in oil prices last year may have an impact on employment growth and capital expenditures in the U.S. as the oil outlook remains uncertain.  Typically, when valuations are high, returns over the subsequent 10-year period are lower than average and vice versa, but our research shows that market level valuations are not an effective tool for timing markets.  The popular wisdom that bear markets occur at expensive valuations is unsubstantiated.  In the U.S. since 1900, there were 14 bear markets with declines of 20% or greater, and many more pullbacks of at least 10%.  11 have commenced at price-earnings ratio (“P/E”) levels BELOW the current P/E valuation of 20.6x (Source: Global Financial Data).

We believe valuation is an incredibly effective individual stock selection factor, if you have a three to five-year time horizon.  Over the last five decades, the least expensive stocks have outperformed by an average of 4-6% annualized depending on the capitalization range you are researching.  But, overall valuation is a notoriously poor indicator for predicting short-term overall market movements.

We believe that maintaining a portfolio of stocks, as we do in our strategies, that have reasonable valuation, superior quality, strong momentum, and high yields is the best defense against the herculean task of market timing.

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Investments in foreign securities involve political, economic and currency risks, greater volatility, and differences in accounting methods.  Real estate investment trusts and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt and erratic price movements than the overall securities markets.  Investments in small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.  Risks of derivatives include the possible imperfect correlation between the value of instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that instruments may not be liquid.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Please read the Schedules of Investments for a complete list of fund holdings.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.  The Russell 2500™ Growth Index (“Russell 2500”) measures the performance of the small to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.  The Standard & Poor’s (“S&P”) 500® Index is a market-weighted index of 500 widely held common stocks of companies chosen for market size, liquidity and current index membership.  The MSCI All Country World Index is a free-float-adjusted market capitalization index that is designed to measure the equity market performance in the global developed and emerging markets.  The Russell 1000® Value Index (“Russell 1000”) measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.  You cannot invest directly in an index.

“Dividend yield” is the financial ratio that shows how much a company pays out in dividends each year relative to its share price (equal to most recent dividend payment per share (annualized) divided by price per share).

“Price-to-Earnings Ratio” or “P/E valuation” is a ratio for valuing a company that measures its current share price relative to its per-share earnings (equal to Market Value per Share divided by Earnings per Share).

Earnings growth is not representative of the Funds’ future performance.

Must be preceded or accompanied by a prospectus.

The O’Shaughnessy All Cap Core Fund, the O’Shaughnessy Enhanced Dividend Fund and the O’Shaughnessy Small/Mid Cap Growth Fund are distributed by Quasar Distributors, LLC.

O’SHAUGHNESSY ALL CAP CORE FUND
Comparison of the change in value of a $100,000 investment in the
O’Shaughnessy All Cap Core Fund – Class I Shares vs the Russell 3000® Index and the S&P 500® Index

		Since
Average Annual Total Return:	1 Year	Inception(1)
O’Shaughnessy All Cap Core Fund – Class A (with sales load)	2.49%	14.39%
O’Shaughnessy All Cap Core Fund – Class A (without sales load)	8.19%	15.63%
O’Shaughnessy All Cap Core Fund – Class C (with CDSC)	6.47%	14.64%
O’Shaughnessy All Cap Core Fund – Class C (without CDSC)	7.40%	14.64%
O’Shaughnessy All Cap Core Fund – Class I	8.49%	15.79%
Russell 3000® Index	11.28%	17.05%
S&P 500® Index	11.21%	16.85%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-291-7827.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect. In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  Class A shares may be subject to a 5.25% front-end sales load.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1.00% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.  Class C shares may be subject to a CDSC of 1.00% on redemptions held for one year or less after purchase.  Performance data shown does not reflect the 2.00% redemption fee imposed on shares held for 90 days or less.  If it did, total returns would be reduced.  This chart does not imply any future performance.  Indices do not incur expenses and are not available for investment.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The S&P 500® Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.

(1)   The Fund commenced operations on August 16, 2010.

O’SHAUGHNESSY ENHANCED DIVIDEND FUND
Comparison of the change in value of a $100,000 investment in the O’Shaughnessy Enhanced
Dividend Fund – Class I Shares vs the MSCI AC World Index and the Russell 1000® Value Index

		Since
Average Annual Total Return:	1 Year	Inception(1)
O’Shaughnessy Enhanced Dividend Fund – Class I	-18.11%	5.50%
MSCI All Country World Index	2.83%	10.79%
Russell 1000® Value Index	6.40%	15.69%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-291-7827.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect. In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  Performance data shown does not reflect the 2.00% redemption fee imposed on shares held for 90 days or less.  If it did, total returns would be reduced.  This chart does not imply any future performance.  Indices do not incur expenses and are not available for investment.

The MSCI All Country World Index is a free-float-adjusted market capitalization index that is designed to measure the equity market performance in the global developed and emerging markets. The term “free-float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors.

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

(1)   The Fund commenced operations on August 16, 2010.

O’SHAUGHNESSY SMALL/MID CAP GROWTH FUND
Comparison of the change in value of a $100,000 investment in the
O’Shaughnessy Small/Mid Cap Growth Fund – Class I Shares vs the Russell 2500™ Growth Index

		Since
Average Annual Total Return:	1 Year	Inception(1)
O’Shaughnessy Small/Mid Cap Growth Fund – Class I	8.54%	14.70%
Russell 2500™ Growth Index	18.59%	19.56%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-291-7827.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect. In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  Performance data shown does not reflect the 2.00% redemption fee imposed on shares held for 90 days or less.  If it did, total returns would be reduced.  This chart does not imply any future performance.  Indices do not incur expenses and are not available for investment.

The Russell 2500™ Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

(1)   The Fund commenced operations on August 16, 2010.

O’Shaughnessy Mutual Funds

Expense Example
at July 31, 2015 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (2/1/15 – 7/31/15).

Actual Expenses
For each class of each fund, two lines are presented in the tables below, with the first line providing information about actual account values and actual expenses.  As of January 1, 2015, actual net expenses are temporarily limited to 0.85%, 1.60%, and 0.60% for Class A shares, Class C shares, and Class I shares, respectively, of the All Cap Core Fund, through at least December 31, 2015.  Prior to January 1, 2015, actual net expenses were limited to 1.24%, 1.99%, and 0.99% for Class A shares, Class C shares, and Class I shares, respectively, of the All Cap Core Fund, per the operating expenses limitation agreement.  Actual net expenses are limited to 0.99% for Class I shares of the Enhanced Dividend Fund, and 1.19% for Class I shares of the Small/Mid Cap Growth Fund, per the operating expenses limitation agreement. In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

O’Shaughnessy Mutual Funds

Expense Example (Continued)
at July 31, 2015 (Unaudited)

O’Shaughnessy All Cap Core Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	2/1/15	7/31/15	2/1/15 – 7/31/15
Class A Actual	$1,000.00	$1,040.50	$4.30
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,020.58	$4.26

Class C Actual	$1,000.00	$1,037.70	$8.08
Class C Hypothetical
(5% return before expenses)	$1,000.00	$1,016.86	$8.00

Class I Actual	$1,000.00	$1,042.10	$3.04
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,021.82	$3.01

*
Expenses are equal to the Fund’s annualized expense ratio of 0.85%, 1.60%, and 0.60% for Class A, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy Enhanced Dividend Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	2/1/15	7/31/15	2/1/15 – 7/31/15
Class I Actual	$1,000.00	$ 975.70	$4.80
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,019.93	$4.91

*
Expenses are equal to the Fund’s annualized expense ratio of 0.98% for Class I, multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy Small/Mid Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	2/1/15	7/31/15	2/1/15 – 7/31/15
Class I Actual	$1,000.00	$1,074.90	$6.07
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,018.94	$5.91

*
Expenses are equal to the Fund’s annualized expense ratio of 1.18% for Class I, multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy All Cap Core Fund

Sector Allocation of Portfolio Assets
at July 31, 2015 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MCSI, Inc. and Standard and Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Enhanced Dividend Fund

Sector Allocation of Portfolio Assets
at July 31, 2015 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MCSI, Inc. and Standard and Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Small/Mid Cap Growth Fund

Sector Allocation of Portfolio Assets
at July 31, 2015 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MCSI, Inc. and Standard and Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy All Cap Core Fund

Schedule of Investments
at July 31, 2015

Shares		Value
	COMMON STOCKS – 98.57%
	Aerospace & Defense – 5.14%
27,277	The Boeing Co.	$3,932,525
8,141	General Dynamics Corp.	1,213,904
3,962	Huntington Ingalls Industries, Inc.	465,178
21,831	Vectrus, Inc.*	506,479
		6,118,086
	Air Freight & Logistics – 0.69%
4,800	FedEx Corp.	822,816

	Airlines – 1.44%
47,399	Southwest Airlines Co.	1,715,844

	Auto Components – 0.10%
3,523	Cooper Tire & Rubber Co.	116,012

	Beverages – 2.90%
1,011	Coca-Cola Bottling Co.	163,782
34,601	Dr. Pepper Snapple Group, Inc.	2,775,692
3,346	Monster Beverage Corp.*	513,778
		3,453,252
	Biotechnology – 0.72%
6,260	Gilead Sciences, Inc.	737,804
19,703	PDL BioPharma, Inc.	114,671
		852,475
	Building Products – 0.19%
3,114	A.O. Smith Corp.	223,647

	Chemicals – 8.97%
43,754	CF Industries Holdings, Inc.	2,590,237
3,000	KMG Chemicals, Inc.	65,490
46,959	LyondellBasell Industries NV – Class A#	4,406,163
84,460	The Mosaic Co.	3,626,712
		10,688,602
	Commercial Services & Supplies – 1.12%
23,467	Acco Brands Corp.*	191,960
13,370	Cintas Corp.	1,143,135
		1,335,095
	Communications Equipment – 3.81%
101,561	Cisco Systems, Inc.	2,886,364
58,288	Juniper Networks, Inc.	1,656,545
		4,542,909

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at July 31, 2015

Shares		Value
	COMMON STOCKS (Continued)
	Computers & Peripherals – 1.86%
12,701	Apple, Inc.	$1,540,631
13,446	Seagate Technology PLC#	680,368
		2,220,999
	Construction & Engineering – 0.27%
11,710	Comfort Systems USA, Inc.	323,664

	Construction Materials – 0.10%
2,799	U.S. Concrete, Inc.*	118,482

	Consumer Finance – 0.09%
2,028	World Acceptance Corp.*	110,364

	Containers & Packaging – 1.97%
26,076	Ball Corp.	1,768,996
3,736	Berry Plastics Group, Inc.*	121,644
30,275	Graphic Packaging Holding Co.	457,152
		2,347,792
	Distributors – 0.79%
14,848	Core-Mark Holding Co., Inc.	943,887

	Diversified Consumer Services – 1.17%
15,659	Outerwall, Inc.	1,108,970
9,438	Service Corp. International	287,953
		1,396,923
	Diversified Financial Services – 0.26%
2,824	Moody’s Corp.	311,854

	Diversified Telecommunication Services – 3.92%
67,068	AT&T, Inc.	2,329,942
8,689	Consolidated Communications Holdings, Inc.	173,172
61,631	Frontier Communications Corp.	290,898
65,377	IDT Corp. – Class B	1,112,717
42,213	Inteliquent, Inc.	768,277
		4,675,006
	Electric Utilities – 0.21%
3,549	Entergy Corp.	252,050

	Electrical Equipment – 0.11%
625	Acuity Brands, Inc.	125,744

	Electronic Equipment, Instruments & Components – 0.24%
26,360	Flextronics International Ltd.*#	290,224

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at July 31, 2015

Shares		Value
	COMMON STOCKS (Continued)
	Energy Equipment & Services – 2.43%
55,357	Cameron International Corp.*	$2,793,314
5,980	Superior Energy Services, Inc.	101,660
		2,894,974
	Food & Staples Retailing – 0.78%
2,653	Casey’s General Stores, Inc.	271,176
1,104	CVS Health Corp.	124,167
13,460	The Kroger Co.	528,170
		923,513
	Food Products – 0.17%
3,955	John B. Sanfilippo & Son, Inc.*	205,620

	Gas Utilities – 0.84%
8,394	New Jersey Resources Corp.	242,587
20,783	UGI Corp.	759,411
		1,001,998
	Health Care Equipment & Supplies – 1.71%
12,208	Edwards Lifesciences Corp.*	1,857,569
4,288	Hologic, Inc.*	178,638
		2,036,207
	Health Care Providers & Services – 4.80%
6,395	Aetna, Inc.	722,443
5,847	Anthem, Inc.	902,017
12,900	Centene Corp.*	904,677
7,381	Cigna Corp.	1,063,307
17,760	HCA Holdings, Inc.*	1,651,858
2,606	Team Health Holdings, Inc.*	175,670
1,113	UnitedHealth Group, Inc.	135,118
2,601	VCA, Inc.*	160,039
		5,715,129
	Hotels, Restaurants & Leisure – 4.94%
3,212	Cracker Barrel Old Country Store, Inc.	487,871
1,867	Jack in the Box, Inc.	177,365
19,330	Marriott International, Inc. – Class A	1,403,551
1,801	Marriott Vacations Worldwide Corp.	150,564
41,270	Starbucks Corp.	2,390,771
14,288	Starwood Hotels & Resorts Worldwide, Inc.	1,135,324
13,115	The Wendy’s Co.	134,560
		5,880,006
	Household Durables – 1.30%
16,203	CSS Industries, Inc.	460,003
4,782	Hooker Furniture Corp.	119,311
20,302	Leggett & Platt, Inc.	970,639
		1,549,953

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at July 31, 2015

Shares		Value
	COMMON STOCKS (Continued)
	Independent Power Producers & Energy Traders – 0.28%
18,075	Calpine Corp.*	$330,772

	Industrial Conglomerates – 0.33%
2,631	3M Co.	398,176

	Insurance – 7.34%
8,204	American International Group, Inc.	526,040
25,590	Assurant, Inc.	1,909,014
59,498	The Travelers Companies, Inc.	6,313,928
		8,748,982
	Internet Software & Services – 0.97%
12,320	VeriSign, Inc.*	873,981
7,568	Yahoo!, Inc.*	277,519
		1,151,500
	IT Services – 4.40%
3,396	Broadridge Financial Solutions, Inc.	184,301
2,284	DST Systems, Inc.	249,299
12,355	Fiserv, Inc.*	1,073,155
17,998	International Business Machines Corp.	2,915,496
1,965	MAXIMUS, Inc.	134,033
4,124	NeuStar, Inc. – Class A*	127,308
12,057	Total System Services, Inc.	557,275
		5,240,867
	Leisure Products – 0.36%
2,330	Hasbro, Inc.	183,464
11,509	Nautilus, Inc.*	243,185
		426,649
	Machinery – 3.72%
3,374	AGCO Corp.	185,604
29,573	Caterpillar, Inc.	2,325,325
2,853	The Greenbrier Companies, Inc.	130,525
14,887	Illinois Tool Works, Inc.	1,331,940
16,555	Meritor, Inc.*	233,094
10,332	Terex Corp.	228,957
		4,435,445
	Media – 4.24%
118,647	Discovery Communications, Inc. – Class A*	3,917,724
1,370	Graham Holdings Co. – Class B	944,697
3,029	Scripps Networks Interactive, Inc. – Class A	189,555
		5,051,976
	Multi-line Retail – 0.61%
9,386	Dollar Tree, Inc.*	732,390

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at July 31, 2015

Shares		Value
	COMMON STOCKS (Continued)
	Multi-Utilities – 0.30%
3,331	Consolidated Edison, Inc.	$211,818
2,571	SCANA Corp.	140,891
		352,709
	Oil, Gas & Consumable Fuels – 1.90%
3,818	Delek U.S. Holdings, Inc.	136,188
16,786	Hess Corp.	990,542
3,920	Rex American Resources Corp.*	202,429
1,439	Targa Resources Corp.	127,280
8,253	Tesoro Corp.	803,347
		2,259,786
	Paper & Forest Products – 0.17%
3,449	Clearwater Paper Corp.*	202,974

	Personal Products – 0.41%
5,425	The Estee Lauder Companies, Inc. – Class A	483,422

	Pharmaceuticals – 1.87%
61,692	Pfizer, Inc.	2,224,613

	Professional Services – 1.14%
6,761	Insperity, Inc.	339,943
18,420	Robert Half International, Inc.	1,013,653
		1,353,596
	Road & Rail – 0.69%
11,499	Knight Transportation, Inc.	310,933
3,654	Landstar System, Inc.	263,198
3,311	Old Dominion Freight Line, Inc.*	242,200
		816,331
	Semiconductors & Semiconductor Equipment – 2.44%
62,027	Intel Corp.	1,795,682
11,606	Skyworks Solutions, Inc.	1,110,346
		2,906,028
	Software – 2.28%
3,266	Blackbaud, Inc.	199,749
9,986	Electronic Arts, Inc.*	714,498
57,160	Take-Two Interactive Software, Inc.*	1,805,113
		2,719,360
	Specialty Retail – 11.63%
35,039	Bed Bath & Beyond, Inc.*	2,285,594
6,052	GameStop Corp. – Class A	277,484
62,062	Home Depot, Inc.	7,263,116
2,396	L Brands, Inc.	193,405
12,374	Lowe’s Companies, Inc.	858,261

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at July 31, 2015

Shares		Value
	COMMON STOCKS (Continued)
	Specialty Retail (Continued)
1,914	Murphy USA, Inc.*	$104,811
7,349	O’Reilly Automotive, Inc.*	1,766,038
3,993	The Sherwin-Williams Co.	1,109,096
		13,857,805
	Tobacco – 0.29%
6,466	Altria Group, Inc.	351,621

	Wireless Telecommunication Services – 0.16%
11,373	Spok Holdings, Inc.	190,270
	Total Common Stocks (Cost $102,849,583)	117,428,399
	Total Investments in Securities (Cost $102,849,583) – 98.57%	117,428,399
	Other Assets in Excess of Liabilities – 1.43%	1,707,689
	Net Assets – 100.00%	$119,136,088

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments
at July 31, 2015

Shares		Value
	COMMON STOCKS – 99.61%
	Aerospace & Defense – 2.48%
31,023	BAE Systems PLC – ADR	$930,380

	Chemicals – 4.35%
3,755	BASF SE – ADR	323,869
14,717	The Dow Chemical Co.	692,582
6,529	LyondellBasell Industries NV – Class A#	612,616
		1,629,067
	Commercial Banks – 7.54%
12,647	Australia & New Zealand Banking Group Ltd. – ADR	300,999
19,199	Bank of Montreal#	1,072,648
9,730	The Bank of Nova Scotia#	477,840
9,596	Fifth Third Bancorp	202,188
22,841	National Australia Bank Ltd. – ADR	288,253
11,982	The Toronto-Dominion Bank#	484,193
		2,826,121
	Computers & Peripherals – 0.31%
2,303	Seagate Technology PLC#	116,532

	Diversified Telecommunication Services – 23.79%
29,444	AT&T, Inc.	1,022,885
11,589	BCE, Inc.#	476,771
47,734	CenturyLink, Inc.	1,365,192
38,465	Deutsche Telekom AG – ADR	692,370
72,667	Orange S.A. – ADR	1,191,012
74,923	Telefonica S.A. – ADR	1,144,823
6,493	Telenor ASA – ADR	430,291
89,729	TeliaSonera AB – ADR	1,091,105
39,105	Telstra Corp., Ltd. – ADR	922,096
1,749	TELUS Corp.#	59,763
11,190	Verizon Communications, Inc.	523,580
		8,919,888
	Electrical Equipment – 1.78%
12,862	ABB Ltd. – ADR*	260,841
7,875	Emerson Electric Co.	407,531
		668,372
	Energy Equipment & Services – 0.18%
5,780	Noble Corp. PLC#	69,071

	Food Products – 2.23%
18,651	Unilever NV – ADR	836,124

	Hotels, Restaurants & Leisure – 1.68%
6,322	McDonald’s Corp.	631,315

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at July 31, 2015

Shares		Value
	COMMON STOCKS (Continued)
	Insurance – 10.64%
47,160	Allianz SE – ADR	$773,424
22,254	AXA S.A. – ADR	585,503
28,256	Manulife Financial Corp.#	500,979
7,131	MetLife, Inc.	397,482
5,821	Prudential Financial, Inc.	514,344
53,982	Swiss Re AG – ADR	1,217,834
		3,989,566
	IT Services – 0.29%
669	International Business Machines Corp.	108,371

	Leisure Products – 0.35%
5,650	Mattel, Inc.	131,136

	Media – 0.92%
4,823	Sky PLC – ADR	343,591

	Metals & Mining – 5.10%
46,775	Anglo American PLC – ADR	292,578
27,037	BHP Billiton PLC – ADR	993,610
1,664	Nucor Corp.	73,449
14,313	Rio Tinto PLC – ADR	552,768
		1,912,405
	Office Electronics – 1.15%
13,498	Canon, Inc. – ADR	431,531

	Oil, Gas & Consumable Fuels – 17.47%
31,112	BP PLC – ADR	1,150,211
1,169	Chevron Corp.	103,433
9,281	CNOOC Ltd. – ADR	1,138,315
5,107	ConocoPhillips	257,086
18,688	Ecopetrol S.A. – ADR	210,988
154,571	Gazprom OAO – ADR	709,481
16,328	Husky Energy, Inc.#	297,496
2,429	PetroChina Co., Ltd. – ADR	238,989
12,287	Royal Dutch Shell PLC – Class A – ADR	706,257
51,356	Statoil ASA – ADR	868,430
17,621	Total S.A. – ADR	868,539
		6,549,225
	Paper & Forest Products – 1.65%
12,894	International Paper Co.	617,236

	Pharmaceuticals – 8.11%
47,651	GlaxoSmithKline PLC – ADR	2,069,959
3,622	Johnson & Johnson	362,961

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at July 31, 2015

Shares		Value
	COMMON STOCKS (Continued)
	Pharmaceuticals (Continued)
16,855	Pfizer, Inc.	$607,791
		3,040,711
	Semiconductors & Semiconductor Equipment – 0.86%
11,142	Intel Corp.	322,561

	Software – 1.20%
6,427	CA, Inc.	187,251
5,591	Microsoft Corp.	261,100
		448,351
	Specialty Retail – 1.10%
4,478	Best Buy Co., Inc.	144,595
23,698	Kingfisher PLC – ADR	267,313
		411,908
	Textiles, Apparel & Luxury Goods – 2.01%
24,122	Coach, Inc.	752,606

	Tobacco – 1.31%
4,132	British American Tobacco PLC – ADR	491,708

	Trading Companies & Distributors – 0.29%
418	Mitsui & Co., Ltd. – ADR	108,575

	Wireless Telecommunication Services – 2.82%
1,152	China Mobile Ltd. – ADR	74,880
26,019	Vodafone Group PLC – ADR	982,995
		1,057,875
	Total Common Stocks (Cost $38,769,739)	37,344,226

	PREFERRED STOCKS – 0.28%
	Diversified Telecommunication Services – 0.28%
8,127	Telefonica Brasil S.A. – ADR	105,814
	Total Preferred Stocks (Cost $138,553)	105,814
	Total Investments in Securities (Cost $38,908,292) – 99.89%	37,450,040
	Other Assets in Excess of Liabilities – 0.11%	42,408
	Net Assets – 100.00%	$37,492,448

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at July 31, 2015

Country Allocation

Country	% of Net Assets
United States	27.0%
United Kingdom	21.4%
Canada	8.8%
France	6.9%
Netherlands	5.7%
Germany	4.7%
Australia	4.0%
Switzerland	3.9%
Norway	3.4%
Hong Kong	3.2%
Spain	3.0%
Sweden	2.9%
Russian Federation	1.9%
Japan	1.4%
China	0.6%
Colombia	0.6%
Ireland	0.3%
Brazil	0.3%
100.0%

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments
at July 31, 2015

Shares		Value
	COMMON STOCKS – 96.99%
	Aerospace & Defense – 1.87%
596	Elbit Systems Ltd.#	$49,087
1,814	Embraer S.A. – ADR	50,520
966	Hexcel Corp.	50,126
1,104	Huntington Ingalls Industries, Inc.	129,621
1,009	Spirit Aerosystems Holdings, Inc. – Class A*	56,807
		336,161
	Air Freight & Logistics – 0.21%
525	C.H. Robinson Worldwide, Inc.	36,829

	Airlines – 1.13%
634	Alaska Air Group, Inc.	48,025
1,077	China Southern Airlines Co. Ltd. – ADR	53,096
2,817	JetBlue Airways Corp.*	64,735
623	Spirit Airlines, Inc.*	37,268
		203,124
	Auto Components – 2.00%
2,256	American Axle & Manufacturing Holdings, Inc.*	45,075
2,262	Cooper Tire & Rubber Co.	74,488
961	Lear Corp.	100,011
1,456	Tower International, Inc.*	38,045
1,009	Visteon Corp.*	100,426
		358,045
	Beverages – 0.54%
594	Coca-Cola Bottling Co.	96,228

	Building Materials – 0.61%
929	Lennox International, Inc.	109,687

	Building Products – 1.82%
2,334	A.O. Smith Corp.	167,628
988	American Woodmark Corp.*	64,971
5,458	Griffon Corp.	94,096
		326,695
	Capital Markets – 2.83%
16,195	Cowen Group, Inc. – Class A*	91,502
651	Diamond Hill Investment Group, Inc.*	125,311
7,303	INTL FCStone, Inc.*	212,955
1,147	Investment Technology Group, Inc.	23,341
1,220	Piper Jaffray Companies, Inc.*	54,717
		507,826
	Chemicals – 0.87%
982	A. Schulman, Inc.	36,560
1,027	International Flavors & Fragrances, Inc.	118,711
		155,271

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2015

Shares		Value
	COMMON STOCKS (Continued)
	Commercial Banks – 2.37%
889	Bank of the Ozarks, Inc.	$39,223
715	Eagle Bancorp, Inc.*	31,746
1,941	Great Southern Bancorp, Inc.	80,552
3,953	Heartland Financial USA, Inc.	148,949
1,503	Pinnacle Financial Partners, Inc.	79,794
3,913	Wilshire Bancorp, Inc.	45,469
		425,733
	Commercial Services & Supplies – 4.45%
2,731	Cintas Corp.	233,501
957	Ennis, Inc.	16,058
1,984	G & K Services, Inc. – Class A	130,071
1,702	HNI Corp.	84,402
4,240	Multi-Color Corp.	270,766
602	Republic Services, Inc.	25,603
1,296	West Corp.	37,390
		797,791
	Communications Equipment – 0.19%
1,757	Radware Ltd.*#	33,453

	Construction & Engineering – 0.34%
2,198	Comfort Systems USA, Inc.	60,753

	Construction Materials – 0.82%
1,133	Eagle Materials, Inc.	87,400
1,426	U.S. Concrete, Inc.*	60,363
		147,763
	Consumer Finance – 1.08%
805	Credit Acceptance Corp.*	193,369

	Containers & Packaging – 3.21%
2,285	Ball Corp.	155,014
748	Bemis Co., Inc.	33,338
3,876	Berry Plastics Group, Inc.*	126,203
14,265	Graphic Packaging Holding Co.	215,402
722	WestRock Co.	45,529
		575,486
	Distributors – 1.55%
4,365	Core-Mark Holding Co., Inc.	277,483

	Diversified Consumer Services – 0.92%
953	Bright Horizons Family Solutions, Inc.*	57,409
700	Houghton Mifflin Harcourt Co.*	18,291
2,932	Service Corp. International	89,455
		165,155

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2015

Shares		Value
	COMMON STOCKS (Continued)
	Diversified Financial Services – 1.42%
2,004	MarketAxess Holdings, Inc.	$195,991
854	MSCI, Inc.	58,209
		254,200
	Diversified Telecommunication Services – 1.45%
8,893	Frontier Communications Corp.	41,975
2,856	General Communication, Inc. – Class A*	52,550
4,121	IDT Corp. – Class B	70,139
9,884	Spark New Zealand Ltd. – ADR	96,171
		260,835
	Electronic Equipment, Instruments & Components – 0.41%
2,071	CDW Corp. of Delaware	74,411

	Food & Staples Retailing – 1.00%
951	Casey’s General Stores, Inc.	97,206
2,544	SpartanNash Co.	81,942
		179,148
	Food Products – 5.40%
3,889	Cal-Maine Foods, Inc.	210,628
2,385	Farmer Brothers Co.*	56,429
2,237	Fresh Del Monte Produce, Inc.#	88,406
1,615	Gruma S.A.B. de C.V. – ADR	84,416
462	Hormel Foods Corp.	27,355
2,425	Industrias Bachoco S.A.B. de C.V. – ADR	138,443
467	Ingredion, Inc.	41,189
4,875	John B. Sanfilippo & Son, Inc.*	253,451
1,585	Pilgrim’s Pride Corp.*	34,299
466	Sanderson Farms, Inc.	33,557
		968,173
	Health Care Equipment & Supplies – 1.31%
329	Hill-Rom Holdings, Inc.	18,434
2,829	Hologic, Inc.*	117,856
474	IDEXX Laboratories, Inc.*	34,474
488	Integra LifeSciences Holdings Corp.*	31,295
508	ResMed, Inc.	29,439
162	SeaSpine Holdings Corp.*	2,540
		234,038
	Health Care Providers & Services – 9.49%
1,223	Almost Family, Inc.*	53,518
5,951	Centene Corp.*	417,344
959	Chemed Corp.	142,373
4,014	Extendicare, Inc.#	26,372
1,487	LifePoint Health, Inc.*	123,213
835	Molina Healthcare, Inc.*	62,984
2,367	Patterson Companies, Inc.	118,729
1,053	Team Health Holdings, Inc.*	70,983

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2015

Shares		Value
	COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
2,508	U.S. Physical Therapy, Inc.	$132,573
913	Universal Health Services, Inc. – Class B	132,595
6,826	VCA, Inc.*	420,004
		1,700,688
	Hotels, Restaurants & Leisure – 13.86%
572	Brinker International, Inc.	34,263
1,042	Carnival PLC – ADR	57,664
615	The Cheesecake Factory, Inc.	35,510
787	Choice Hotels International, Inc.	39,869
1,660	Cracker Barrel Old Country Store, Inc.	252,137
1,059	Darden Restaurants, Inc.	78,112
16,344	Denny’s Corp.*	192,205
1,288	DineEquity, Inc.	133,965
1,887	Hyatt Hotels Corp. – Class A*	105,351
2,271	InterContinental Hotels Group PLC – ADR	94,996
2,966	Jack in the Box, Inc.	281,770
2,573	Marriott Vacations Worldwide Corp.	215,103
2,356	Papa John’s International, Inc.	178,019
2,354	Pinnacle Entertainment, Inc.*	90,629
2,282	Restaurant Brands International, Inc.#	98,674
962	Royal Caribbean Cruises Ltd.#	86,436
3,069	Sonic Corp.	91,211
6,386	Speedway Motorsports, Inc.	133,787
4,037	Texas Roadhouse, Inc.	159,017
344	Vail Resorts, Inc.	37,733
8,638	The Wendy’s Co.	88,626
		2,485,077
	Household Durables – 3.08%
3,646	Bassett Furniture Industries, Inc.	119,552
225	Helen of Troy Ltd.*#	19,751
5,464	Hooker Furniture Corp.	136,327
5,782	Leggett & Platt, Inc.	276,437
		552,067
	Household Products – 0.21%
357	Spectrum Brands Holdings, Inc.	37,824

	Insurance – 3.76%
1,387	Argo Group International Holdings Ltd.#	78,199
1,002	Erie Indemnity Co. – Class A	86,483
2,277	FBL Financial Group, Inc. – Class A	129,812
4,100	First American Financial Corp.	166,378
514	The Hanover Insurance Group, Inc.	41,557
855	Mercury General Corp.	48,265
1,097	Safety Insurance Group, Inc.	63,615
1,070	W.R. Berkley Corp.	59,620
		673,929

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2015

Shares		Value
	COMMON STOCKS (Continued)
	Internet & Catalog Retail – 0.56%
1,373	HSN, Inc.	$100,929

	Internet Software & Services – 0.52%
3,503	Tucows, Inc. – Class A*	93,040

	IT Services – 2.85%
4,041	Booz Allen Hamilton Holding Corp.	112,057
1,584	Broadridge Financial Solutions, Inc.	85,964
1,601	CoreLogic, Inc.*	63,143
501	DST Systems, Inc.	54,684
427	Gartner, Inc.*	37,819
5,544	The Hackett Group, Inc.	70,963
1,258	MAXIMUS, Inc.	85,808
		510,438
	Leisure Products – 0.35%
791	Hasbro, Inc.	62,283

	Life Sciences Tools & Services – 0.60%
877	Charles River Laboratories International, Inc.*	68,073
755	PerkinElmer, Inc.	39,955
		108,028
	Machinery – 2.00%
5,476	Douglas Dynamics, Inc.	112,368
1,154	The Greenbrier Companies, Inc.	52,796
1,004	Hurco Companies, Inc.	31,425
1,902	Kadant, Inc.	86,712
1,618	NN, Inc.	36,939
1,331	Trinity Industries, Inc.	38,945
		359,185
	Media – 2.73%
269	Cable One, Inc.*	111,694
1,425	Cinemark Holdings, Inc.	56,231
331	Graham Holdings Co. – Class B	228,244
854	Scholastic Corp.	36,799
1,406	Starz – Class A*	56,873
		489,841
	Metals & Mining – 0.19%
1,721	Steel Dynamics, Inc.	34,472

	Multi-line Retail – 0.92%
1,630	Burlington Stores, Inc.*	89,715
391	Dillard’s, Inc. – Class A	39,835
459	Nordstrom, Inc.	35,026
		164,576

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2015

Shares		Value
	COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels – 0.76%
3,980	Nordic American Tankers Ltd.#	$59,780
873	Targa Resources Corp.	77,217
		136,997
	Paper & Forest Products – 0.16%
2,108	Fibria Celulose S.A. – ADR	28,079

	Personal Products – 0.10%
675	Coty, Inc. – Class A	18,043

	Pharmaceuticals – 0.19%
537	Dr. Reddy’s Laboratories Ltd. – ADR	34,556

	Professional Services – 2.17%
1,349	CRA International, Inc.*	31,486
4,016	Insperity, Inc.	201,924
2,832	Robert Half International, Inc.	155,845
		389,255
	Road & Rail – 3.69%
1,213	Avis Budget Group, Inc.*	52,681
1,475	Heartland Express, Inc.	31,462
5,992	Knight Transportation, Inc.	162,024
1,404	Landstar System, Inc.	101,130
1,611	Old Dominion Freight Line, Inc.*	117,845
1,463	Ryder System, Inc.	132,431
713	Saia, Inc.*	30,958
1,164	Werner Enterprises, Inc.	32,871
		661,402
	Semiconductors & Semiconductor Equipment – 1.46%
1,996	MKS Instruments, Inc.	70,858
1,524	Skyworks Solutions, Inc.	145,801
1,302	Tessera Technologies, Inc.	45,127
		261,786
	Software – 4.19%
877	Blackbaud, Inc.	53,637
600	ePlus, Inc.*	46,146
1,389	FactSet Research Systems, Inc.	230,102
643	Fair Isaac Corp.	58,314
3,302	NICE-Systems Ltd. – ADR	213,177
840	SS&C Technologies Holdings, Inc.	57,145
1,547	Take-Two Interactive Software, Inc.*	48,854
2,164	VASCO Data Security International, Inc.*	44,124
		751,499

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2015

Shares		Value
	COMMON STOCKS (Continued)
	Specialty Retail – 1.94%
2,159	The Cato Corp. – Class A	$82,927
1,821	CST Brands, Inc.	68,979
1,869	Foot Locker, Inc.	131,858
1,004	Sally Beauty Holdings, Inc.*	29,909
1,316	Select Comfort Corp.*	34,269
		347,942
	Textiles, Apparel & Luxury Goods – 1.49%
427	Carter’s, Inc.	43,302
787	Cherokee, Inc.*	22,091
5,097	Culp, Inc.	154,184
1,516	Hanesbrands, Inc.	47,041
		266,618
	Thrifts & Mortgage Finance – 0.73%
1,298	First Defiance Financial Corp.	49,908
15,847	United Community Financial Corp.	81,771
		131,679
	Tobacco – 0.10%
314	Universal Corp.	17,914

	Trading Companies & Distributors – 0.47%
654	Watsco, Inc.	83,869

	Transportation Infrastructure – 0.62%
948	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. – ADR	42,044
872	Grupo Aeroportuario del Pacifico S.A.B. de C.V. – ADR	68,783
		110,827
	Total Common Stocks (Cost $16,209,399)	17,390,500
	Total Investments in Securities (Cost $16,209,399) – 96.99%	17,390,500
	Other Assets in Excess of Liabilities – 3.01%	539,156
	Net Assets – 100.00%	$17,929,656

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities
at July 31, 2015

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
ASSETS
Investments in securities, at value (cost $102,849,583,
$38,908,292 and $16,209,399, respectively)	$117,428,399	$37,450,040	$17,390,500
Cash	1,361,019	411,942	177,672
Receivables:
Securities sold	678,800	151,169	392,895
Fund shares issued	233,514	25,024	—
Dividends	86,273	168,387	16,520
Dividend tax reclaim	—	95,306	215
Prepaid expenses	15,771	5,543	5,044
Total assets	119,803,776	38,307,411	17,982,846
LIABILITIES
Payables:
Distributions payable	—	21,372	—
Fund shares redeemed	451,614	662,699	—
Administration fees	8,438	6,139	6,341
Audit fees	22,200	22,200	20,700
Transfer agent fees and expenses	11,836	5,332	3,252
Due to Advisor (Note 4)	34,552	26,182	4,497
Custody fees	2,411	1,593	2,824
Legal fees	4,074	3,606	2,776
Fund accounting fees	8,185	5,958	6,449
Chief Compliance Officer fee	1,468	1,468	1,468
12b-1 distribution fees	117,868	50,993	3,025
Shareholder reporting	3,326	5,242	569
Accrued other expenses	1,716	2,179	1,289
Total liabilities	667,688	814,963	53,190
NET ASSETS	$119,136,088	$37,492,448	$17,929,656

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities (Continued)
at July 31, 2015

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Class A Shares
Net assets applicable to shares outstanding	$2,378,673	—	—
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	149,471	—	—
Net asset value and redemption price per share	$15.91	—	—
Maximum offering price per share
(Net asset value per share divided by 94.75%)	$16.79	—	—
Class C Shares
Net assets applicable to shares outstanding	$10,082,565	—	—
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	654,461	—	—
Net asset value and offering
price per share (Note 1)	$15.41	—	—
Class I Shares
Net assets applicable to shares outstanding	$106,674,850	$37,492,448	$17,929,656
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	6,735,091	3,760,914	1,212,427
Net asset value, offering and
redemption price per share	$15.84	$9.97	$14.79

COMPONENTS OF NET ASSETS
Paid-in capital	$97,081,152	$55,358,296	$16,635,988
Undistributed net investment income	595,994	—	53,324
Accumulated net realized gain/(loss) on investments	6,880,126	(16,407,466)	59,240
Net unrealized appreciation/(depreciation) of investments	14,578,816	(1,458,382)	1,181,104
Net assets	$119,136,088	$37,492,448	$17,929,656

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

(This Page Intentionally Left Blank.)

O’Shaughnessy Mutual Funds

Statements of Operations
For the Year Ended July 31, 2015

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance
fees of $239, $385,438, and $5,450, respectively)	$2,560,255	$4,418,922	$262,560
Total income	2,560,255	4,418,922	262,560
Expenses
Advisory fees (Note 4)	734,655	671,742	87,282
12b-1 distribution fees – Class A (Note 5)*	8,005	5,017	619
12b-1 distribution fees – Class C (Note 5)*	103,727	26,750	—
Transfer agent fees and expenses (Note 4)	71,191	49,348	23,446
Administration fees (Note 4)	50,880	42,714	39,568
Fund accounting fees (Note 4)	49,830	38,058	39,694
Registration fees	36,640	42,362	26,629
Audit fees	24,299	24,299	21,300
Custody fees (Note 4)	13,294	11,165	14,511
Trustee fees	11,541	11,537	9,667
Reports to shareholders	10,970	14,270	1,104
Miscellaneous expense	10,825	11,307	5,346
Legal fees	10,517	9,643	4,586
Chief Compliance Officer fee (Note 4)	8,552	8,552	8,552
Insurance expense	4,462	4,877	1,928
Total expenses	1,149,388	971,641	284,232
Advisory fee recoupment or waiver
and expense reimbursement (Note 4)	(141,155)	83,241	(110,505)
Net expenses	1,008,233	1,054,882	173,727
Net investment income	1,552,022	3,364,040	88,833
REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on investments	12,516,336	(16,247,229)	578,706
Net change in unrealized
appreciation on investments	(2,815,800)	(12,152,222)	480,384
Net realized and unrealized
gain/(loss) on investments	9,700,536	(28,399,451)	1,059,090
Net increase/(decrease) in net assets
resulting from operations	$11,252,558	$(25,035,411)	$1,147,923

*
The Enhanced Dividend Fund Class A shares and Class C shares and the Small/Mid Cap Growth Fund Class A shares converted to Class I shares on November 28, 2014. See Note 1 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	July 31, 2015	July 31, 2014
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,552,022	$1,215,165
Net realized gain on investments	12,516,336	23,787,176
Net change in unrealized appreciation on investments	(2,815,800)	(4,796,759)
Net increase in net assets resulting from operations	11,252,558	20,205,582

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A Shares	(11,537)	(36,547)
Class C Shares	(17,209)	(20,358)
Class I Shares	(1,087,818)	(1,192,857)
From net realized gain on investments
Class A Shares	(393,508)	(348,840)
Class C Shares	(1,442,133)	(710,126)
Class I Shares	(17,343,065)	(8,934,377)
Total distributions to shareholders	(20,295,270)	(11,243,105)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	(7,901,512)	1,209,025
Total increase/(decrease) in net assets	(16,944,224)	10,171,502

NET ASSETS
Beginning of year	136,080,312	125,908,810
End of year	$119,136,088	$136,080,312
Includes undistributed net investment income of	$595,994	$583,168

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Statements of Changes in Net Assets (Continued)

(a)  A summary of share transactions is as follows:

	Year Ended	Year Ended
	July 31, 2015	July 31, 2014
Class A Shares
Net proceeds from shares sold	$66,110	$1,894,140
Distributions reinvested	388,325	379,516
Payment for shares redeemed	(4,517,619)	(322,042)
Net increase/(decrease) in net assets from capital share transactions	$(4,063,184)	$1,951,614

Class C Shares
Net proceeds from shares sold	$1,704,534	$2,847,900
Distributions reinvested	1,459,342	730,484
Payment for shares redeemed	(2,491,875)	(1,376,948)+
Net increase in net assets from capital share transactions	$672,001	$2,201,436
+ Net of redemption fees of	$—	$500

Class I Shares
Net proceeds from shares sold	$26,670,901	$21,226,206
Distributions reinvested	14,810,197	7,896,348
Payment for shares redeemed	(45,991,427)+	(32,066,579)+
Net decrease in net assets from capital share transactions	$(4,510,329)	$(2,944,025)
+ Net of redemption fees of	$1,458	$1,755
	$(7,901,512)	$1,209,025

Class A Shares
Shares sold	3,797	112,198
Shares issued on reinvestment of distributions	24,940	23,326
Shares redeemed	(258,332)	(19,457)
Net increase/(decrease) in shares outstanding	(229,595)	116,067

Class C Shares
Shares sold	107,487	170,281
Shares issued on reinvestment of distributions	96,326	45,741
Shares redeemed	(157,351)	(85,745)
Net increase in shares outstanding	46,462	130,277

Class I Shares
Shares sold	1,642,125	1,272,747
Shares issued on reinvestment of distributions	957,350	487,128
Shares redeemed	(2,874,767)	(1,909,139)
Net decrease in shares outstanding	(275,292)	(149,264)
	(458,425)	97,080

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	July 31, 2015	July 31, 2014
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$3,364,040	$7,169,772
Net realized gain/(loss) on investments	(16,247,229)	8,364,399
Net change in unrealized appreciation on investments	(12,152,222)	7,199,739
Net increase/(decrease) in net assets
resulting from operations	(25,035,411)	22,733,910

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A Shares*	(87,796)	(1,157,640)
Class C Shares*	(59,403)	(336,271)
Class I Shares	(3,217,998)	(5,666,317)
From net realized gain on investments
Class A Shares*	—	(6,637)
Class C Shares*	—	(2,444)
Class I Shares	(7,277,300)	(34,853)
Total distributions to shareholders	(10,642,497)	(7,204,162)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	(82,002,064)	46,299,052
Total increase/(decrease) in net assets	(117,679,972)	61,828,800

NET ASSETS
Beginning of year	155,172,420	93,343,620
End of year	$37,492,448	$155,172,420
Includes undistributed net investment income of	$—	$8,475

*	Class A shares and Class C shares converted to Class I shares on November 28, 2014. See Note 1 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Statements of Changes in Net Assets (Continued)

(a)  A summary of share transactions is as follows:

	Year Ended	Year Ended
	July 31, 2015	July 31, 2014
Class A Shares*
Net proceeds from shares sold	$478,326	$12,639,929
Distributions reinvested	81,834	1,081,805
Payment for conversion of Class A shares	(3,098,593)	—
Payment for shares redeemed	(15,231,528)+	(13,100,046)+
Net increase/(decrease) in net assets from capital share transactions	$(17,769,961)	$621,688
+ Net of redemption fees of	$561	$3,076

Class C Shares*
Net proceeds from shares sold	$435,687	$2,279,173
Distributions reinvested	59,311	338,179
Payment for conversion of Class C shares	(6,601,454)	—
Payment for shares redeemed	(1,996,520)+	(736,866)
Net increase/(decrease) in net assets from capital share transactions	$(8,102,976)	$1,880,486
+ Net of redemption fees of	$496	$—

Class I Shares
Net proceeds from shares sold	$34,326,024	$52,450,839
Proceeds from conversion of Class A shares and Class C shares	9,700,047	—
Distributions reinvested	9,103,593	4,863,542
Payment for shares redeemed	(109,258,791)+	(13,517,503)+
Net increase/(decrease) in net assets from capital share transactions	$(56,129,127)	$43,796,878
+ Net of redemption fees of	$21,548	$9,587
	$(82,002,064)	$46,299,052
Class A Shares*
Shares sold	36,141	981,155
Shares issued on reinvestment of distributions	6,117	81,364
Shares converted to Class I	(252,934)	—
Shares redeemed	(1,153,185)	(961,817)
Net increase/(decrease) in shares outstanding	(1,363,861)	100,702

Class C Shares*
Shares sold	33,531	174,929
Shares issued on reinvestment of distributions	4,550	25,614
Shares converted to Class I	(543,021)	—
Shares redeemed	(156,188)	(57,989)
Net increase/(decrease) in shares outstanding	(661,128)	142,554

Class I Shares
Shares sold	2,807,316	4,046,558
Shares converted from Class A and Class C	789,668	—
Shares issued on reinvestment of distributions	835,944	364,872
Shares redeemed	(10,073,981)	(1,042,761)
Net increase/(decrease) in shares outstanding	(5,641,053)	3,368,669
	(7,666,042)	3,611,925

*	Class A shares and Class C shares converted to Class I shares on November 28, 2014. See Note 1 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	July 31, 2015	July 31, 2014
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income/(loss)	$88,833	$(7,957)
Net realized gain on investments	578,706	2,117,898
Net change in unrealized appreciation on investments	480,384	(1,075,163)
Net increase in net assets
resulting from operations	1,147,923	1,034,778

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments
Class A Shares*	—	(563,680)
Class I Shares	(1,483,533)	(946,888)
Total distributions to shareholders	(1,483,533)	(1,510,568)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	7,000,852	1,366,595
Total increase in net assets	6,665,242	890,805

NET ASSETS
Beginning of year	11,264,414	10,373,609
End of year	$17,929,656	$11,264,414
Includes undistributed net investment income/(loss) of	$53,324	$(5,285)

*	Class A shares converted to Class I shares on November 28, 2014. See Note 1 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Statements of Changes in Net Assets (Continued)

(a)  A summary of share transactions is as follows:

	Year Ended	Year Ended
	July 31, 2015	July 31, 2014
Class A Shares*
Net proceeds from shares sold	$116,545	$795,828
Distributions reinvested	—	563,680
Payment for conversion of Class A shares	(385,520)	—
Payment for shares redeemed	(3,630,010)	(892,559)
Net increase/(decrease) in net assets from capital share transactions	$(3,898,985)	$466,949

Class I Shares
Net proceeds from shares sold	$11,505,923	$1,309,614
Proceeds from conversion of Class A shares	385,520	—
Distributions reinvested	1,025,964	543,249
Payment for shares redeemed	(2,017,570)+	(953,217)
Net increase in net assets from capital share transactions	$10,899,837	$899,646
+ Net of redemption fees of	$150	$—
	$7,000,852	$1,366,595

Class A Shares*
Shares sold	7,347	49,594
Shares issued on reinvestment of distributions	—	36,555
Shares converted to Class I	(24,416)	—
Shares redeemed	(226,604)	(57,656)
Net increase/(decrease) in shares outstanding	(243,673)	28,493

Class I Shares
Shares sold	768,882	80,812
Shares converted from Class A	24,131	—
Shares issued on reinvestment of distributions	73,970	34,913
Shares redeemed	(138,199)	(59,445)
Net increase in shares outstanding	728,784	56,280
	485,111	84,773

*	Class A shares converted to Class I shares on November 28, 2014. See Note 1 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the period

Class A Shares

					August 16,
	Year	Year	Year	Year	2010*
	Ended	Ended	Ended	Ended	to
	July 31,	July 31,	July 31,	July 31,	July 31,
	2015	2014	2013	2012	2011
Net asset value, beginning of period	$17.07	$15.98	$12.78	$12.08	$10.00

Income from investment operations:
Net investment income†	0.17	0.12	0.20	0.12	0.07
Net realized and unrealized
gain on investments	1.17	2.35	3.17	0.67	1.99
Total from investment operations	1.34	2.47	3.37	0.79	2.06

Less distributions:
From net investment income	(0.07)	(0.13)	(0.17)	(0.03)	(0.02)
From net realized gain on investments	(2.43)	(1.25)	—	(0.06)	(0.02)
Total distributions	(2.50)	(1.38)	(0.17)	(0.09)	(0.04)

Redemption fees retained	—	—	0.00 †^	0.00 †^	0.06	†

Net asset value, end of period	$15.91	$17.07	$15.98	$12.78	$12.08

Total return	8.19%	15.89%	26.74%	6.59%	21.26	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$2,379	$6,471	$4,204	$3,803	$1,271

Ratio of expenses to average net assets:
Before expense
reimbursement/recoupment	1.03%	1.01%	1.07%	1.68%	2.74	%+
After expense
reimbursement/recoupment	0.93%#	1.23%	1.24%	1.24%	1.24	%+

Ratio of net investment income/(loss)
to average net assets:
Before expense
reimbursement/recoupment	0.93%	0.91%	1.62%	0.52%	(0.87	)%+
After expense
reimbursement/recoupment	1.03%	0.69%	1.45%	0.96%	0.63	%+

Portfolio turnover rate	81.23%	71.56%	57.50%	66.71%	44.27	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Effective January 1, 2015, the Advisor agreed to temporarily lower the net annual operating expense limit to 0.85%.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the period

Class C Shares

					August 16,
	Year	Year	Year	Year	2010*
	Ended	Ended	Ended	Ended	to
	July 31,	July 31,	July 31,	July 31,	July 31,
	2015	2014	2013	2012	2011
Net asset value, beginning of period	$16.68	$15.67	$12.55	$11.92	$10.00

Income from investment operations:
Net investment income/(loss)†	0.04	(0.01)	0.10	0.03	(0.01)
Net realized and unrealized
gain on investments	1.15	2.31	3.11	0.66	1.97
Total from investment operations	1.19	2.30	3.21	0.69	1.96

Less distributions:
From net investment income	(0.03)	(0.04)	(0.09)	(0.00)^	(0.02)
From net realized gain on investments	(2.43)	(1.25)	—	(0.06)	(0.02)
Total distributions	(2.46)	(1.29)	(0.09)	(0.06)	(0.04)

Redemption fees retained	—	0.00 †^	0.00 †^	0.00 †^	—

Net asset value, end of period	$15.41	$16.68	$15.67	$12.55	$11.92

Total return	7.40%	15.02%	25.77%	5.86%	19.66	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$10,082	$10,139	$7,485	$6,673	$3,395

Ratio of expenses to average net assets:
Before expense
reimbursement/recoupment	1.77%	1.76%	1.82%	2.47%	3.35	%+
After expense
reimbursement/recoupment	1.67%#	1.98%	1.99%	1.99%	1.99	%+

Ratio of net investment income/(loss)
to average net assets:
Before expense
reimbursement/recoupment	0.14%	0.18%	0.89%	(0.26)%	(1.46	)%+
After expense
reimbursement/recoupment	0.24%	(0.04)%	0.72%	0.22%	(0.10	)%+

Portfolio turnover rate	81.23%	71.56%	57.50%	66.71%	44.27	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Effective January 1, 2015, the Advisor agreed to temporarily lower the net annual operating expense limit to 1.60%.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares

					August 16,
	Year	Year	Year	Year	2010*
	Ended	Ended	Ended	Ended	to
	July 31,	July 31,	July 31,	July 31,	July 31,
	2015	2014	2013	2012	2011
Net asset value, beginning of period	$17.04	$15.95	$12.77	$12.04	$10.00

Income from investment operations:
Net investment income†	0.20	0.16	0.23	0.15	0.10
Net realized and unrealized
gain on investments	1.18	2.35	3.16	0.67	1.99
Total from investment operations	1.38	2.51	3.39	0.82	2.09

Less distributions:
From net investment income	(0.15)	(0.17)	(0.21)	(0.03)	(0.03)
From net realized gain on investments	(2.43)	(1.25)	—	(0.06)	(0.02)
Total distributions	(2.58)	(1.42)	(0.21)	(0.09)	(0.05)

Redemption fees retained	0.00 †^	0.00 †^	0.00 †^	0.00 †^	—

Net asset value, end of period	$15.84	$17.04	$15.95	$12.77	$12.04

Total return	8.49%	16.18%	26.93%	6.91%	20.89	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$106,675	$119,470	$114,220	$52,574	$27,250

Ratio of expenses to average net assets:
Before expense
reimbursement/recoupment	0.77%	0.76%	0.82%	1.47%	2.82	%+
After expense
reimbursement/recoupment	0.67%#	0.98%	0.99%	0.99%	0.99	%+

Ratio of net investment income/(loss)
to average net assets:
Before expense
reimbursement/recoupment	1.15%	1.18%	1.79%	0.74%	(0.94	)%+
After expense
reimbursement/recoupment	1.25%	0.96%	1.62%	1.22%	0.89	%+

Portfolio turnover rate	81.23%	71.56%	57.50%	66.71%	44.27	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Effective January 1, 2015, the Advisor agreed to temporarily lower the net annual operating expense limit to 0.60%.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares

					August 16,
	Year	Year	Year	Year	2010*
	Ended	Ended	Ended	Ended	to
	July 31,	July 31,	July 31,	July 31,	July 31,
	2015	2014	2013	2012	2011
Net asset value, beginning of period	$13.59	$11.96	$10.70	$11.51	$10.00

Income from investment operations:
Net investment income†	0.38	0.72	0.43	0.47	0.45
Net realized and unrealized
gain/(loss) on investments	(2.78)	1.60	1.21	(0.78)	1.36
Total from investment operations	(2.40)	2.32	1.64	(0.31)	1.81

Less distributions:
From net investment income	(0.44)	(0.68)	(0.38)	(0.42)	(0.30)
From net realized gain on investments	(0.78)	(0.01)	—	(0.08)	(0.00	)^
Total distributions	(1.22)	(0.69)	(0.38)	(0.50)	(0.30)

Redemption fees retained†^	0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$9.97	$13.59	$11.96	$10.70	$11.51

Total return	-18.11%	19.64%	15.52%	-2.53%	18.16	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$37,492	$127,799	$72,140	$19,644	$8,703

Ratio of expenses to average net assets:
Before expense
reimbursement/recoupment	0.94%#	0.87%	1.08%	2.14%	4.56	%+
After expense
reimbursement/recoupment	1.02%#	0.99%	0.99%	0.99%	0.99	%+

Ratio of net investment income
to average net assets:
Before expense
reimbursement/recoupment	3.34%	5.64%	3.58%	3.25%	0.51	%+
After expense
reimbursement/recoupment	3.26%	5.52%	3.67%	4.40%	4.08	%+

Portfolio turnover rate	50.89%	45.47%	35.48%	72.95%	38.75	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Includes expenses of Class A shares and Class C shares which converted to Class I shares on November 28, 2014.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares

					August 16,
	Year	Year	Year	Year	2010*
	Ended	Ended	Ended	Ended	to
	July 31,	July 31,	July 31,	July 31,	July 31,
	2015	2014	2013	2012	2011
Net asset value, beginning of period	$15.54	$16.18	$12.24	$12.94	$10.00

Income from investment operations:
Net investment income/(loss)†	0.09	0.00 ^	0.04	0.01	(0.08)
Net realized and unrealized
gain/(loss) on investments	1.11	1.76	3.95	(0.71)	3.15
Total from investment operations	1.20	1.76	3.99	(0.70)	3.07

Less distributions:
From net investment income	—	—	(0.05)	—	—
From net realized gain on investments	(1.95)	(2.40)	—	—	(0.13)
Total distributions	(1.95)	(2.40)	(0.05)	—	(0.13)

Redemption fees retained	0.00 †^	—	0.00 †^	0.00 †^	—

Net asset value, end of period	$14.79	$15.54	$16.18	$12.24	$12.94

Total return	8.54%	10.83%	32.75%	-5.41%	30.72	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$17,930	$7,516	$6,915	$5,243	$5,278

Ratio of expenses to average net assets:
Before expense reimbursement	1.95%#	2.54%	2.90%	3.98%	6.28	%+
After expense reimbursement	1.19%#	1.19%	1.19%	1.19%	1.19	%+

Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	(0.15)%	(1.34)%	(1.42)%	(2.72)%	(5.77	)%+
After expense reimbursement	0.61%	0.01%	0.29%	0.07%	(0.68	)%+

Portfolio turnover rate	83.71%	98.91%	93.42%	110.38%	98.48	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Includes expenses of Class A shares which converted to Class I shares on November 28, 2014.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Notes to Financial Statements
at July 31, 2015

NOTE 1 – ORGANIZATION

The O’Shaughnessy All Cap Core Fund (the “All Cap Core Fund”), the O’Shaughnessy Enhanced Dividend Fund (the “Enhanced Dividend Fund”), and the O’Shaughnessy Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”) (together, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Funds, which are all diversified funds, began operations on August 16, 2010. The investment objectives of the All Cap Core and Small/Mid Cap Growth Funds are to seek long-term capital appreciation and the investment objective of the Enhanced Dividend Fund is to seek long-term capital appreciation and income.

The All Cap Core Fund currently offers Class A shares, Class C shares and Class I shares. The Enhanced Dividend Fund and the Small/Mid Cap Growth Fund currently offer only Class I shares. Effective October 27, 2014, the Enhanced Dividend Fund ceased offering its Class A shares and Class C shares and the Small/Mid Cap Growth Fund ceased offering its Class A shares. The remaining Class A shares and Class C shares for the Enhanced Dividend Fund and the remaining Class A shares for the Small/Mid Cap Growth Fund converted to Class I shares at the close of business on November 28, 2014.

Class A shares may be subject to a 5.25% front-end sales load.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1.00% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.  Class C shares may be subject to a CDSC of 1.00% on redemptions held for one year or less after purchase.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the Funds’ returns filed for open tax years 2012-2014, or expected to be taken in the Funds’ 2015 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions:  Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The All Cap Core Fund and the Small/Mid Cap Growth Fund distribute substantially all net investment income, if any, and net realized gains, if any, annually.  The Enhanced Dividend Fund distributes substantially all net investment income, if any, monthly, and net realized gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2015

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of a Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody, and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

For the year ended July 31, 2015, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:

	Undistributed	Accumulated
	Net Investment	Net Realized
	Income	Gain/(Loss)	Paid-in Capital
All Cap Core Fund	$(422,632)	$(4,729,703)	$5,152,335
Enhanced Dividend Fund	(7,318)	(683,319)	690,637
Small/Mid Cap Growth Fund	(30,224)	(684,530)	714,754

E.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.	Redemption Fee: The Funds charge a 2.00% redemption fee to shareholders who redeem shares held 90 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.
During the year ended July 31, 2015, the Funds retained redemption fees as follows:

	Class A	Class C	Class I
All Cap Core Fund	$—	$—	$1,458
Enhanced Dividend Fund	561	496	21,548
Small/Mid Cap Growth Fund	—	N/A	150

G.
REITs:  The All Cap Core Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

H.
Events Subsequent to the Fiscal Year End:  In preparing the financial statements as of July 31, 2015, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2015

NOTE 3 – SECURITIES VALUATION (Continued)

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities:  The Funds’ investments are carried at fair value. Equity securities, including common stocks and preferred stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities:  Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of July 31, 2015:

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2015

NOTE 3 – SECURITIES VALUATION (Continued)

All Cap Core Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$28,846,505	$—	$—	$28,846,505
Consumer Staples	5,417,428	—	—	5,417,428
Energy	5,154,760	—	—	5,154,760
Financials	9,171,200	—	—	9,171,200
Health Care	10,828,424	—	—	10,828,424
Industrials	17,668,444	—	—	17,668,444
Information Technology	19,071,887	—	—	19,071,887
Materials	14,466,946	—	—	14,466,946
Telecommunication Services	4,865,276	—	—	4,865,276
Utilities	1,937,529	—	—	1,937,529
Total Common Stocks	117,428,399	—	—	117,428,399
Total Investments in Securities	$117,428,399	$—	$—	$117,428,399

Enhanced Dividend Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,270,556	$—	$—	$2,270,556
Consumer Staples	1,327,832	—	—	1,327,832
Energy	6,618,296	—	—	6,618,296
Financials	6,815,687	—	—	6,815,687
Health Care	3,040,711	—	—	3,040,711
Industrials	1,707,327	—	—	1,707,327
Information Technology	1,427,346	—	—	1,427,346
Materials	4,158,708	—	—	4,158,708
Telecommunication Services	9,977,763	—	—	9,977,763
Total Common Stocks	37,344,226	—	—	37,344,226
Preferred Stocks
Telecommunication Services	105,814	—	—	105,814
Total Preferred Stocks	105,814	—	—	105,814
Total Investments in Securities	$37,450,040	$—	$—	$37,450,040

Small/Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$5,270,016	$—	$—	$5,270,016
Consumer Staples	1,317,330	—	—	1,317,330
Energy	136,997	—	—	136,997
Financials	2,186,736	—	—	2,186,736
Health Care	2,077,310	—	—	2,077,310
Industrials	3,475,578	—	—	3,475,578
Information Technology	1,724,627	—	—	1,724,627
Materials	941,071	—	—	941,071
Telecommunication Services	260,835	—	—	260,835
Total Common Stocks	17,390,500	—	—	17,390,500
Total Investments in Securities	$17,390,500	$—	$—	$17,390,500

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2015

NOTE 3 – SECURITIES VALUATION (Continued)

Refer to the Funds’ schedules of investments for a detailed break-out of common stocks and preferred stocks by industry classification. Transfers between levels are recognized at July 31, 2015, the end of the reporting period. The Funds recognized no transfers to/from level 1 or level 2.  There were no level 3 securities held in the Funds during the year ended July 31, 2015.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the year ended July 31, 2015, O’Shaughnessy Asset Management, LLC (the “Advisor”) provided the Funds with investment management services under an investment advisory agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly. The All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund pay fees calculated at an annual rate of 0.55%, 0.65%, and 0.60%, respectively, based upon the average daily net assets of each Fund.  For the year ended July 31, 2015, the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund incurred $734,655, $671,742, and $87,282 in advisory fees, respectively.

Each Fund is responsible for its own operating expenses. Effective January 1, 2015, the Advisor has agreed to temporarily reduce, through at least December 31, 2015, fees payable to it by the All Cap Core Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses as follows:

	Class A	Class C	Class I
All Cap Core Fund	0.85%	1.60%	0.60%

	percent of average daily net assets

The Advisor has contractually agreed to reduce fees payable to it by the Enhanced Dividend Fund and the Small/Mid Cap Growth Fund and to pay Fund operating expenses to the extent necessary to limit the Funds’ aggregate annual operating expenses to as follows:

Class I
Enhanced Dividend Fund	0.99%
Small/Mid Cap Growth Fund	1.19%

percent of average daily net assets

Any such reduction made by the Advisor in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Funds’ expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the year ended July 31, 2015, the Advisor recouped $83,241 in previously waived fees for the Enhanced Dividend Fund. For the year ended July 31, 2015, the Advisor reduced its fees and/or made expense payments in the amount of $141,155 and $110,505 for the All Cap Core Fund and the Small/Mid Cap Growth Fund, respectively.

The Advisor is not able to recoup the fees waived of $141,155 in the All Cap Core Fund which are subject to the temporary expense limitation.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration for the Enhanced Dividend Fund and the Small/Mid Cap Growth Fund are as follows:

	2016	2017	2018	Total
Enhanced Dividend Fund	$58,134	$—	$—	$58,134
Small/Mid Cap Growth Fund	146,974	146,530	110,505	404,009

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2015

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an administration agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Transfer Agent”) also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also employees of the Administrator.

For the year ended July 31, 2015, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
Administration	$50,880	$42,714	$39,568
Fund Accounting	49,830	38,058	39,694
Transfer Agency (excludes out-of-pocket expenses)	56,499	38,235	18,910
Chief Compliance Officer	8,552	8,552	8,552
Custody	13,294	11,165	14,511

At July 31, 2015, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
Administration	$8,438	$6,139	$6,341
Fund Accounting	8,185	5,958	6,449
Transfer Agency (excludes out-of-pocket expenses)	9,399	4,296	2,701
Chief Compliance Officer	1,468	1,468	1,468
Custody	2,411	1,593	2,824

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The All Cap Core Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the All Cap Core Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the All Cap Core Fund’s Class A shares and up to 1.00% of the All Cap Core Fund’s Class C shares. For the period August 1, 2014 through November 28, 2014, the Class A of the Enhanced Dividend Fund and the Small/Mid Cap Growth Fund and the Class C of the Enhanced Dividend Fund paid distribution and related expenses at an annual rate of up to 0.25% and 1.00% of average net assets, respectively. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the year ended July 31, 2015, the Funds paid the Distributor as follows:

	Class A	Class C
All Cap Core Fund	$8,005	$103,727
Enhanced Dividend Fund	5,017	26,750
Small/Mid Cap Growth Fund	619	N/A

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2015

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Funds may pay servicing fees at an annual rate of 0.25% of the average daily net assets of each class. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the year ended July 31, 2015, the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth did not accrue shareholder servicing fees.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the year ended July 31, 2015, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Cost of Purchases	Proceeds from Sales
All Cap Core Fund	$107,105,425	$136,065,719
Enhanced Dividend Fund	51,832,029	138,252,888
Small/Mid Cap Growth Fund	17,027,841	11,898,903

NOTE 8 – LINES OF CREDIT

The All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund have lines of credit in the amount of $3,500,000, $2,000,000, and $1,000,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the year ended July 31, 2015, the Funds did not draw upon their lines of credit.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended July 31, 2015 and the year ended July 31, 2014 was as follows:

	All Cap		Enhanced		Small/Mid Cap
	Core Fund		Dividend Fund		Growth Fund
	July 31,	July 31,	July 31,	July 31,	July 31,	July 31,
	2015	2014	2015	2014	2015	2014
Ordinary Income	$1,116,564	$1,401,110	$3,365,197	$7,160,228	$—	$—
Long-term Capital Gains	19,178,706	9,841,995	7,277,300	43,934	1,483,533	1,510,568

Ordinary income distributions may include dividends paid from short-term capital gains.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2015

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

As of July 31, 2015, the components of accumulated earnings/(losses) on a tax basis were as follows:

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
Cost of investments (a)	$102,937,235	$38,980,061	$16,214,019
Gross tax unrealized appreciation	17,345,986	2,282,493	1,920,130
Gross tax unrealized depreciation	(2,854,822)	(3,812,644)	(743,646)
Net tax unrealized appreciation/(depreciation) (a)	14,491,164	(1,530,151)	1,176,484
Undistributed ordinary income	595,994	—	53,324
Undistributed long-term capital gain	6,967,778	—	917,109
Total distributable earnings	7,563,772	—	970,433
Other accumulated gains/(losses)	—	(16,335,697)	(853,249)
Total accumulated earnings/(losses)	$22,054,936	$(17,865,848)	$1,293,668

(a)	The differences between the book basis and tax basis net unrealized appreciation/(depreciation) and cost are attributable primarily to the tax deferral of losses on wash sales adjustments.

At July 31, 2015, the Enhanced Dividend Fund and Small/Mid Cap Growth Fund deferred, on a tax basis, post-October losses of $16,335,697 and $853,249, respectively.

O’Shaughnessy Mutual Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Advisors Series Trust and
Shareholders of
O’Shaughnessy Mutual Funds

We have audited the accompanying statements of assets and liabilities of O’Shaughnessy All Cap Core Fund, O’Shaughnessy Enhanced Dividend Fund, and O’Shaughnessy Small/Mid Cap Fund, each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of July 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period August 16, 2010 (commencement of operations) to July 31, 2011.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of O’Shaughnessy All Cap Core Fund, O’Shaughnessy Enhanced Dividend Fund, and O’Shaughnessy Small/Mid Cap Fund as of July 31, 2015, the results of their operations for the year then ended, the change in their net assets for each of the two years in the period then ended and their financial highlights for each of the four years in the period then ended  and for the period August 16, 2010 to July 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
September 29, 2015

O’Shaughnessy Mutual Funds

Notice to Shareholders
at July 31, 2015 (Unaudited)

For the year ended July 31, 2015, the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund designated $1,116,564, $3,365,197, and $0, respectively, as ordinary income for purposes of the dividends paid deduction.

For the year ended July 31, 2015, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income was 100.00%, 100.00%, and 0.00% for the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund, respectively.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended July 31, 2015 was 100.00%, 22.67%, and 0.00% for the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund, respectively.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the year ended July 31, 2015 was 0.00%, 0.00%, and 0.00% for the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund, respectively.

For the year ended July 31, 2015, the Enhanced Dividend Fund earned foreign source income and paid foreign taxes, which it intends to pass through to its shareholders pursuant to section 853 of the Internal Revenue Code as follows:

	Foreign Sourced Income Earned	Taxes Paid
Australia	$261,113.57	$0.00
Brazil	96,593.90	13,285.50
Canada	685,551.09	103,248.00
Switzerland	265,104.67	0.00
China	27,287.46	2,728.75
Colombia	27,382.89	0.00
Germany	78,893.34	7,297.42
Spain	97,710.33	7,100.55
France	363,525.40	60,299.93
Great Britain	1,120,282.12	0.00
Hong Kong	192,263.89	19,226.39
Ireland	3,944.16	0.00
Italy	147,805.51	22,170.83
Japan	58,604.49	5,860.44
Netherlands	156,262.60	22,944.26
Norway	55,845.34	10,035.99
Russia	145,817.64	11,223.41
Sweden	117,032.96	17,554.94
United States	905,148.74	1,223.69

O’Shaughnessy Mutual Funds

Notice to Shareholders (Continued)
at July 31, 2015 (Unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-291-7827 or on the U.S. Securities and Exchange Commission’s (SEC’s) website at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2015

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2015 is available without charge, upon request, by calling 1-877-291-7827.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-877-291-7827.

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-291-7827 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

O’Shaughnessy Mutual Funds

Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

Number of
				Portfolios	Other
		Term of		in Fund	Directorships
	Position	Office and		Complex	Held During
Name, Address	Held with	Length of	Principal Occupation	Overseen by	Past Five
and Age	the Trust	Time Served	During Past Five Years	Trustee(2)	Years(3)

Independent Trustees(1)

Gail S. Duree (age 69)	Trustee	Indefinite	Director, Alpha Gamma Delta	6	Trustee,
615 E. Michigan Street		term since	Housing Corporation (collegiate		Advisors Series
Milwaukee, WI 53202		March 2014.	housing management) (2012 to		Trust (for series
			present); Trustee and Chair		not affiliated with
			(2000 to 2012), New Covenant		the Funds);
			Mutual Funds (1999-2012);		Independent
			Director and Board Member,		Trustee from
			Alpha Gamma Delta Foundation		1999 to 2012,
			(philanthropic organization)		New Covenant
			(2005 to 2011).		Mutual Funds.

Donald E. O’Connor (age 79)	Trustee	Indefinite	Retired; former Financial Consultant	6	Trustee,
615 E. Michigan Street		term since	and former Executive Vice President		Advisors Series
Milwaukee, WI 53202		February 1997.	and Chief Operating Officer of ICI		Trust (for series
			Mutual Insurance Company		not affiliated with
			(until January 1997).		the Funds);
Trustee, The
Forward Funds
(33 portfolios).

George J. Rebhan (age 81)	Trustee	Indefinite	Retired; formerly President, Hotchkis	6	Trustee,
615 E. Michigan Street		term since	and Wiley Funds (mutual funds)		Advisors Series
Milwaukee, WI 53202		May 2002.	(1985 to 1993).		Trust (for series
not affiliated with
the Funds);
Independent
Trustee from
1999 to 2009,
E*TRADE
Funds.

George T. Wofford (age 75)	Trustee	Indefinite	Retired; formerly Senior Vice	6	Trustee,
615 E. Michigan Street		term since	President, Federal Home Loan		Advisors Series
Milwaukee, WI 53202		February 1997.	Bank of San Francisco.		Trust (for series
not affiliated with
the Funds).
Interested Trustee

Joe D. Redwine(4) (age 68)	Interested	Indefinite	President, CEO, U.S. Bancorp Fund	6	Trustee,
615 E. Michigan Street	Trustee	term since	Services, LLC (May 1991 to present).		Advisors Series
Milwaukee, WI 53202		September 2008.			Trust (for series
not affiliated with
the Funds).

O’Shaughnessy Mutual Funds

Information About Trustees and Officers (Continued)
(Unaudited)

Term of
	Position	Office and
Name, Address	Held with	Length of	Principal Occupation
and Age	the Trust	Time Served	During Past Five Years

Officers

Joe D. Redwine (age 68)	Chairman	Indefinite	President, CEO, U.S. Bancorp Fund Services, LLC
615 E. Michigan Street	and Chief	term since	(May 1991 to present).
Milwaukee, WI 53202	Executive	September 2007.
Officer

Douglas G. Hess (age 48)	President	Indefinite	Senior Vice President, Compliance and Administration, U.S. Bancorp
615 E. Michigan Street	and	term since	Fund Services, LLC (March 1997 to present).
Milwaukee, WI 53202	Principal	June 2003.
Executive
Officer

Cheryl L. King (age 53)	Treasurer	Indefinite	Vice President, Compliance and Administration, U.S. Bancorp
615 E. Michigan Street	and	term since	Fund Services, LLC (October 1998 to present).
Milwaukee, WI 53202	Principal	December 2007.
Financial
Officer

Kevin J. Hayden (age 44)	Assistant	Indefinite	Assistant Vice President, Compliance and Administration,
615 E. Michigan Street	Treasurer	term since	U.S. Bancorp Fund Services, LLC (June 2005 to present).
Milwaukee, WI 53202		September 2013.

Albert Sosa (age 44)	Assistant	Indefinite	Assistant Vice President, Compliance and Administration,
615 E. Michigan Street	Treasurer	term since	U.S. Bancorp Fund Services, LLC (June 2004 to present).
Milwaukee, WI 53202		September 2013.

Michael L. Ceccato (age 57)	Vice	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
615 E. Michigan Street	President,	term since	(February 2008 to present).
Milwaukee, WI 53202	Chief	September 2009.
Compliance
Officer and
AML Officer
Michelle M. Nelson, Esq. (age 44)	Secretary	Indefinite	Vice President and Counsel, U.S. Bancorp Fund Services, LLC
615 E. Michigan Street		term since	(November 2013 to present); Assistant General Counsel and
Milwaukee, WI 53202		January 2015.	Assistant Secretary, The Northwestern Mutual Life Insurance Company
(December 2004 to November 2013).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of July 31, 2015, the Trust is comprised of 47 active portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-877-291-7827.

(This Page Intentionally Left Blank.)

O’Shaughnessy Mutual Funds

Privacy Notice

The Funds collect non-public information about you from the following sources:

•    Information we receive about you on applications or other forms;

•    Information you give us orally; and/or

•    Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor
O’Shaughnessy Asset Management, LLC
6 Suburban Avenue
Stamford, Connecticut 06901

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-877-291-7827.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Gail S. Duree is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 7/31/2015	FYE 7/31/2014
Audit Fees	$55,200	$53,700
Audit-Related Fees	N/A	N/A
Tax Fees	$9,900	$9,600
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 7/31/2015	FYE 7/31/2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 7/31/2015	FYE 7/31/2014
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date  10/1/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date  10/1/15

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  10/1/15

* Print the name and title of each signing officer under his or her signature.